Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified																					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Mar. 31, 2013 Construction in progress [Member]	Dec. 31, 2012 Construction in progress [Member]	Mar. 31, 2013 Buildings and improvements [Member]	Dec. 31, 2012 Buildings and improvements [Member]	Mar. 31, 2013 Processing and treating plants [Member]	Dec. 31, 2012 Processing and treating plants [Member]	Mar. 31, 2013 Pipelines [Member]	Dec. 31, 2012 Pipelines [Member]	Mar. 31, 2013 Compressors [Member]	Dec. 31, 2012 Compressors [Member]	Mar. 31, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Mar. 31, 2013 Computer software [Member]	Dec. 31, 2012 Computer software [Member]	Mar. 31, 2013 Property, Plant And Equipment [Member]	Dec. 31, 2012 Property, Plant And Equipment [Member]	Mar. 31, 2013 Maximum [Member] Buildings and improvements [Member]	Mar. 31, 2013 Maximum [Member] Processing and treating plants [Member]	Mar. 31, 2013 Maximum [Member] Pipelines [Member]	Mar. 31, 2013 Maximum [Member] Compressors [Member]	Mar. 31, 2013 Maximum [Member] Equipment [Member]	Mar. 31, 2013 Maximum [Member] Computer software [Member]	Mar. 31, 2013 Minimum [Member] Buildings and improvements [Member]	Mar. 31, 2013 Minimum [Member] Processing and treating plants [Member]	Mar. 31, 2013 Minimum [Member] Pipelines [Member]	Mar. 31, 2013 Minimum [Member] Compressors [Member]	Mar. 31, 2013 Minimum [Member] Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross			$ 2,254	$ 2,254	$ 3,856	$ 5,053	$ 1,567	$ 1,432	$ 98,133	$ 98,106	$ 168,094	$ 163,447	$ 9,085	$ 8,957	$ 4,908	$ 4,785	$ 2,011	$ 1,950		$ 285,984
Property plant and equipment in useful life																					40 years	40 years	40 years	20 years	20 years	5 years	4 years	8 years	5 years	4 years	8 years
Accumulated depreciation	(67,821)	(62,165)
Property, plant and equipment, net	$ 222,087	$ 223,819																	$ 289,908